Other receivables and amounts (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables And Amounts
Schedule of other receivables and amounts

	2023	2022
Prepaid expenses(1)	95,668	105,502
Commissions with agencies or card administrators	89,195	67,604
Others(2)	142,167	59,527
Total	327,030	232,633
Current	304,385	199,446
Non-Current	22,645	33,187

(1)	Refers to insurance and advances to employees, among others.
(2)	Balances to be used in aircraft return costs.